Document and Entity Information	Apr. 01, 2023
Details
Registrant CIK	0001379043
Registrant Name	XTREME FIGHTING CHAMPIONSHIPS, INC.
SEC Form	8-K
Period End date	Apr. 01, 2023
Tax Identification Number (TIN)	98-0503336
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-140177
Entity Address, Address Line One	495 Grand Boulevard
Entity Address, City or Town	Miramar Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32550
City Area Code	949
Local Phone Number	290-4914
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false